Deferred transaction costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred transaction costs
Consulting and legal costs	$ 0	$ 0	$ 1,112,362